DISCONTINUED OPERATIONS (Tables)	6 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF DISCONTINUED OPERATIONS

The below are the data of operating results attributed to the discontinued operations:

	Three Months Ended June 30,		Six Months Ended June 30,
	2025	2024	2025	2024

Revenues	397	394	824	851
Cost of revenues	386	356	767	810
Gross profit	11	38	57	41

Expenses:
Research and development costs	9	21	9	125
Sales and marketing costs	-	-	-	-
General and administration expenses	456	423	1,455	728
Operating loss	(454)	(406)	(1,407)	(812)

Other expense		-	-	-
Financial (income) expense	(27)	(14)	9	23
Loss before taxes on income	(427)	(420)	(1,416)	(835)
Income tax expense	-	-	-	-
Loss on disposal of discontinued operations*	(1,009)	-	(1,009)	-
Net loss for the period from discontinued operations	(1,436)	(420)	(2,425)	(835)

(*)	The loss on disposal of discontinued operations was determined as follows:

	Six months ended June 30
	2025	2024

Consideration received on disposal of discontinued operations	$148	$-
Cash disposed of	(549)	-
Net cash outflow on disposal of discontinued operations	(401)	-

Net assets disposed (other than cash):
Property, equipment and right of use assets, net	(416)	-
Trade and other receivables	(668)
Trade and other payables	223	-
Loans	94	-
Severance payments, net	159	-
	$(1,009)	$-

A2Z CUST2MATE SOLUTIONS CORP.

NOTES TO THE CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS

(Unaudited)

(Expressed in Thousands of US Dollars, except per share data)

NOTE 9 – DISCONTINUED OPERATIONS (CONTINUED)

	Six months ended
	June 30
	2025	2024

Net cash flows provided by (used by) discontinued operations

From operating activities	515	20
From investing activities	(44)	(4)
From financing activities	(132)	(58)
	339	(42)